Warrants (Details) - The Company Warrants' Anti-dilution - $ / shares	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 04, 2014	Jul. 30, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share)	$ 2.91	$ 0
Warrants Outstanding	1,760,000	1,760,000			0
Warrants Issued	1,760,000
July 30, 2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share)	$ 3.15	$ 0
Warrants Outstanding	800,000	800,000		800,000	0
Warrants Issued	800,000
December 4, 2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share)	$ 2.71	$ 0
Warrants Outstanding	960,000	960,000	960,000		0
Warrants Issued	960,000